Share-based payment obligations	12 Months Ended
Dec. 31, 2021
Share-based payment obligations
Share-based payment obligations

28.Share-based payment obligations

The terms of the IHS share-based payment plans for employees were amended on July 10, 2019.

Prior to July 10, 2019, IHS maintained four share-based payment plans for employees. The long-term incentive plan 1 (the “LTIP1”), long-term incentive plan 2 (the “LTIP2”), long-term incentive plan 2B (“LTIP 2B”) and long-term incentive plan 3 (“LTIP3”) are granted in three tranches, each with a different exercise price, and provided for the grant of stock options exercisable for Class A or B ordinary shares. The exercise price represented the higher of two fixed per share amounts, one of which increased by a fixed percentage per number of years that had passed since the grant date. The options either vested in 25% portions, starting on the grant date (i.e. immediately) and every grant anniversary date thereafter until fully vested (i.e. every year until the end of the third year) or in 33% portions, starting on the first grant anniversary date and every grant anniversary date thereafter until fully vested (i.e. every year until the end of the third year). Once vested, the options were not exercisable until the occurrence of a liquidity event (i.e. sale or listing). However, terminated employees with vested options could be cash-settled as applicable. The options were valid for seven or twelve years, after which they expired.  Upon the occurrence of a liquidity event, all unvested options immediately vested and became exercisable.

Prior to July 10, 2019, the Company’s LTIP1, LTIP2, LTIP2B and LTIP3 plans could be cash or equity settled, as applicable. However, the Company had a constructive obligation to settle in cash and thus the options were accounted for as cash-settled instruments pursuant to IFRS 2, and accordingly, a liability equal to the portion of the services received was   recognized at its current fair value determined at each statement of financial position date.

On July 10, 2019, the terms of the share option plans were amended such that the exercise prices of the share option were removed and the number of shares options an option holder will receive was reduced on a pro-rata basis (taking into account their relative values). The amended terms are:

●	No exercise price.
●	On a liquidity event (sale or IPO), the options will be converted and replaced with a fixed pool of shares.
●	In the event of a Sale option holders will receive the entirety of their options in shares.
●	In the event of an IPO:
●	Option holders will be awarded two thirds (66.7%) of their options as shares.
●	Option holders will further be entitled to receive up to an additional 33.3% of their shares subject to achieving the performance conditions below:
-	50% issued annually if the Group achieves 5% Adjusted EBITDA growth and Adjusted funds from operations (“AFFO”) growth compared to the prior 12 month period where AFFO is defined as the profit/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, impairment of property, plant and equipment and prepaid land rent, net (profit)/loss on sale of assets, share-based payment (credit)/expense, insurance claims, exceptional items income, exceptional items expense and other non-operating income and expenses, amortization of prepaid site rent, adjusted to take into account interest paid, interest income received, revenue withholding tax, income taxes paid, lease payments made, amortization of prepaid site rent, maintenance capital expenditures and corporate capital expenditures
-	50% issued annually on a sliding scale basis for Adjusted EBITDA growth and AFFO growth between 5 and 10% compared to the prior 12 month period.

The amendment also resulted in a change in classification from cash-settled to equity-settled. Accordingly, the liability that existed before July 10, 2019 was derecognized and the revised value of the vested share options recognized in equity. The value of the unvested portion will be recognized in the profit and loss over the vesting term with the corresponding credit being recognized in equity.

No share options expired during the year.

On October 14, 2021 the Company announced the pricing of its initial public offering on the New York Stock Exchange (NYSE). In accordance with the terms above option holders were awarded two thirds (66.7%) of their options as shares. 50% of the remaining third (33.3%) will be awarded in the year ended December 2022 as the performance conditions stated above have been met. The other 50% of the remaining third will be awarded in December 2023 if the performance conditions stated above are met.

The total charge to the profit or loss in the year is analyzed as follows:

	2021	2020	2019
	$’000	$’000	$’000
Credit under cash settled classification to the date of amendment	—	—	(25,922)
Immediate charge on amendment for options vested at date of amendment	—	—	363,302
Expense under equity settled classification from date of amendment	11,780	8,342	13,674
	11,780	8,342	351,054

(i)	Movements in the number of share options outstanding

	2021
	Incentive	Incentive	Incentive	Incentive
	plan 1	plan 2	plan 2B	plan 3
	000’s	000’s	000’s	000’s
Authorized	3,800	15,360	4,600	56

Issued
At January 1	3,749	15,350	4,595	56
Issued	94	10	55	—
Forfeited	(43)	—	(39)	—
Exercised during the period *	(2,533)	(10,240)	(3,074)	(37)
At December 31	1,267	5,120	1,537	19

*Relates to the number of options converted to shares as a result of the IPO.

	2020

	Incentive	Incentive	Incentive	Incentive
	plan 1	plan 2	plan 2B	plan 3
	000’s	000’s	000’s	000’s
Authorized	3,800	15,360	4,600	56

Issued
At January 1	3,659	15,360	4,612	51
Issued	149	—	—	5
Forfeited	(59)	(10)	(17)	—
At December 31	3,749	15,350	4,595	56

On October 13, 2021 all of the outstanding Class A and Class B shares of the Company were exchanged on a 500 to 1 basis for ordinary shares. The movements in the number of share options outstanding is based on the new number of shares. Refer to note 25 for further information.

(ii)The valuation assumptions used to carry out the valuation of the scheme

The share option plans have been valued using a Black Scholes model, an approach that is commonly used for similar IFRS 2 valuations.

Valuation assumptions

At the modification date of July 10, 2019, since the exercise price term was amended to $Nil and dividends were not expected to be paid in the near future, the options were deep in the money and the Black Scholes model returns the value of the share price for the value of the option. The share price assumption used was $22.04. A forfeiture rate of 10% and 5% was assumed for the LTIP1 and LTIP2 plans respectively and 0% for LTIP2B and LTIP3. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and there is very minimal likelihood that dividends will be paid in the near future.

On March 9, 2020, 120,228 options were issued. They were valued at $2.2 million at issue using a share price assumption of $21.20. Forfeiture rates of 0%, 5% and 10% were assumed for the Group’s various long term incentive plans. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and there is very minimal likelihood that dividends will be paid in the near future.

On July 14, 2020, 33,405 options were issued. They were valued at $0.7 million at issue using a share price assumption of $22.14. Forfeiture rates of 0%, 5% and 10% were assumed for the Group’s various long term incentive plans. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and there is very minimal likelihood that dividends will be paid in the near future.

On July 1, 2021 159,369 options were issued. They were valued at $3.7 million at issue using a share price assumption of $23.19. Forfeiture rates of 0% were assumed for the Group’s various long term incentive plans. No dividend was taken into account in performing the valuation since IHS Holding Limited has never paid dividends and there is very minimal likelihood that dividends will be paid in the near future.

The above information has been adjusted for the reverse share split that took place in October 2021.

(iv)Weighted-average remaining contractual life

Share options were originally granted at dates between June 2014 and September 2018 with a contractual life of 12 years.

The weighted-average remaining contractual life shown in the tables below is simply the period of time from the year end date to the expiry date of each of the options.

At December 31, following the amendment to terms on July 10, 2019, all share options had a nil exercise price.

	2021		2020
	Weighted	Number of	Weighted	Number of
	average	options in force	average	options in force
Year of	remaining	at year end	remaining	at year end
grant	contractual life*		contractual life

2014	0.83	1,039,526	0.49	3,138,844
2015	0.83	5,077,624	6.18	15,232,873
2017	0.83	1,685,317	8.12	5,116,869
2018	0.83	35,737	9.2	107,212
2020	0.83	51,211	6.41	153,633
2021	0.83	53,123	—
		7,942,538		23,749,430

* The current year contractual remaining life has been determined using vesting dates as all options are expected to be exercised on vesting date.

On October 13, 2021 all of the outstanding Class A and Class B shares of the Company were exchanged on a 500 to 1 basis for ordinary shares. The movements in the number of options in force at year end is based on the new number of shares. Refer to note 25 for further information.